UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
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Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III        New York, New York           2/14/12
-----------------------------      --------------------      ----------------
[Signature]                           [City, State]              [Date]


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Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          30
                                               -------------

Form 13F Information Table Value Total:         $181,117
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE


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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADA-ES INC                  COM            005208103      535   23,628 SH       SOLE                 23,628      0    0
ALLIANT ENERGY CORP         COM            018802108    6,105  138,400 SH       SOLE                138,400      0    0
C & J ENERGY SVCS INC       COM            12467B304    5,829  278,523 SH       SOLE                278,523      0    0
CLECO CORP NEW              COM            12561W105    3,985  104,600 SH       SOLE                104,600      0    0
EMPIRE DISTRICT ELECTRIC CO COM            291641108    3,069  145,519 SH       SOLE                145,519      0    0
ENERGEN CORP                COM            29265N108    3,085   61,700 SH       SOLE                 61,700      0    0
FUEL TECH INC               COM            359523107    1,401  212,920 SH       SOLE                212,920      0    0
GREENBRIER COS INC          COM            393657101    8,929  367,758 SH       SOLE                367,758      0    0
GOLAR LNG LTD BERMUDA       COM            G9456A100    2,831   63,686 SH       SOLE                 63,686      0    0
CHART INDS INC              COM PAR $0.01  16115Q308    7,149  132,222 SH       SOLE                132,222      0    0
HEADWATERS INC              COM            42210P102    2,032  915,255 SH       SOLE                915,255      0    0
KIOR                        CL A           497217109    3,100  304,509 SH       SOLE                304,509      0    0
KIRBY CORP                  COM            497266106   11,565  175,659 SH       SOLE                175,659      0    0
INTEGRYS ENERGY GROUP INC   COM            45822P105    6,057  111,800 SH       SOLE                111,800      0    0
MFRI INC                    COM            552721102      648   93,700 SH       SOLE                 93,700      0    0
NATIONAL FUEL GAS CO N J    COM            636180101    2,229   40,100 SH       SOLE                 40,100      0    0
NEXTERA ENERGY INC          COM            65339F101    6,058   99,500 SH       SOLE                 99,500      0    0
NISOURCE INC                COM            65473P105   22,539  946,600 SH       SOLE                946,600      0    0
NORTHWEST NATURAL GAS CO    COM            667655104    7,466  155,778 SH       SOLE                155,778      0    0
NV ENERGY INC               COM            67073Y106    5,735  350,736 SH       SOLE                350,736      0    0
OGE ENERGY CORP             COM            670837103   17,895  315,548 SH       SOLE                315,548      0    0
ONEOK INC NEW               COM            682680103    3,415   39,391 SH       SOLE                 39,391      0    0
SOUTHWEST GAS CORP          COM            844895102    1,503   35,380 SH       SOLE                 35,380      0    0
SPECTRA ENERGY CORP         COM            847560109   16,817  546,881 SH       SOLE                546,881      0    0
SUNOCO INC                  COM            86764P109    4,173  101,724 SH       SOLE                101,724      0    0
TECO ENERGY INC.            COM            872375100    3,114  162,700 SH       SOLE                162,700      0    0
TRANSCANADA CORP            COM            89353D107    4,524  103,600 SH       SOLE                103,600      0    0
UNION PAC CORP              COM            907818108    8,742   82,521 SH       SOLE                 82,521      0    0
UNITED RENTALS INC          COM            911363109    8,984  304,011 SH       SOLE                304,011      0    0
VECTREN CORP                COM            92240G101    1,603   53,022 SH       SOLE                 53,022      0    0
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